Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Sales	$ 42,797	$ 37,840
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	6,162	5,903
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	5,785	4,953
BMW [Member]
Revenue from External Customer [Line Items]
Sales	5,334	5,243
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	5,317	4,904
Stellantis [Member]
Revenue from External Customer [Line Items]
Sales	5,246	5,013
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	4,684	3,872
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	$ 10,269	$ 7,952